TCW Opportunities Fund

Statement of Additional Information

August 25, 2011

Acquisition of the Assets and Liabilities of the TCW Relative Value Fund (a series of the TCW Funds, Inc.) 865 South Figueroa Street Suite 1800 Los Angeles, CA 90017	By and in Exchange for Shares of TCW Opportunities Fund (a series of the TCW Funds, Inc.) 865 South Figueroa Street Suite 1800 Los Angeles, CA 90017

This Statement of Additional Information is available to the shareholders of the TCW Relative Value Small Cap Fund (the “Relative Value Fund”) in connection with a proposed transaction (the “Reorganization”) whereby all of the assets and liabilities of the Relative Value Fund, a series of the TCW Funds, Inc. (the “Company”), will be transferred to the TCW Value Opportunities Fund (the “Opportunities Fund”) in exchange for shares of the Opportunities Fund.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated August 25, 2011, relating to the Reorganization of the Relative Value Fund (the “Prospectus/Proxy Statement”) may be obtained, without charge, by writing to TCW Funds at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017 or calling 1-800-FUND-TCW. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

This Statement of Additional Information consists of a cover page, Pro Forma Financial Statements of the Opportunities Fund after giving effect to the proposed Reorganization described in the Prospectus/Proxy Statement, and the following documents incorporated by reference:

1.	The Statement of Additional Information of the Relative Value Fund and the Opportunities Fund dated February 28, 2011.

2.	The Financial Statements of the Relative Value Fund included in the Annual Report of the Company for the year ended October 31, 2010.

3.	The Financial Statements of the Opportunities Fund included in the Annual Report of the Company for the year ended October 31, 2010.

4.	The Financial Statements of the Relative Value Fund included in the Semi-Annual Report of the Company for the period ended April 30, 2011.

5.	The Financial Statements of the Opportunities Fund included in the Semi-Annual Report of the Company for the period ended April 30, 2011.

SAI-1

Pro Forma Financial Statements

Shown below are unaudited pro forma financial statements for the combined Opportunities Fund, assuming the Reorganization, as more fully described in the combined Prospectus/Proxy Statement dated August 25, 2011, had been consummated as of April 30, 2011. We have estimated these pro forma numbers in good faith.

Additional information regarding the performance of the Funds is contained in Appendix B and Appendix C to the Prospectus/Proxy Statement.

The first table presents pro forma Statements of Assets and Liabilities for the combined Opportunities Fund. The second table presents pro forma Statements of Operations for the combined Opportunities Fund. The third table presents pro forma Portfolio of Investments for the combined Opportunities Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

SAI-2

COMBINED TCW VALUE OPPORTUNITIES FUND

PRO FORMA

STATEMENT OF ASSETS AND LIABILITIES

(UNAUDITED)

AS OF APRIL 30, 2011

	TCW Relative Value Small Cap Fund		TCW Value Opportunities Fund	Pro Forma Adjustment	Pro Forma Combined
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS

Investments, at Value (1)	25,502		307,063		332,565

Receivable for Securities Sold	272		2,306		2,578

Receivable for Fund Shares Sold	—	(2)	2,894		2,894

Interest and Dividends Receivable	3		71		74

Total Assets	25,777		312,334		338,111

LIABILITIES

Payable for Securities Purchased	177		1,222		1,399

Payable for Fund Shares Redeemed	6		298		304

Accrued Directors’ Fees and Expenses	7		7		14

Accrued Compliance Expense	—	(2)	1		1

Accrued Management Fees	9		188		197

Accrued Distribution Fees	3		19		22

Other Accrued Expenses	33		88		121

Total Liabilities	235		1,823		2,058

NET ASSETS	25,542		310,511		336,053

NET ASSETS CONSIST OF:

Paid-in Capital	35,407		281,588		316,995

Accumulated Net Realized Gain (Loss) on Investments	(14,517)		(36,096)		(50,613)

SAI-3

Unrealized Appreciation of Investments	4,642	65,394			70,036

Undistributed Net Investment Income (Loss)	10	(375)			(365)

NET ASSETS	25,542	310,511			336,053

NET ASSETS ATTRIBUTABLE TO:
I Class Share	12,046	214,885			226,931

N Class Share	13,496	95,626			109,122

CAPITAL SHARES OUTSTANDING: (3)
TCW Relative Value Small Cap Fund
I Class Share	980,567		(980,567	)(5)	—

N Class Share	1,119,110		(1,119,110	)(6)	—

TCW Value Opportunities Fund
I Class Share		10,573,507	592,827	(5)	11,166,334

N Class Share		4,799,470	677,513	(6)	5,476,983

NET ASSET VALUE PER SHARE: (4)
I Class Share	12.28	20.32			20.32

N Class Share	12.06	19.92			19.92

(1)	The identified cost for the TCW Relative Value Small Cap Fund and the TCW Value Opportunities Fund at April 30, 2011 was $20,860 and $241,669, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, is 2,000,000,000 shares for each of the I Class and N Class shares for each fund.
(4)	Represents offering price and redemption price per share.
(5)

Acquisition by TCW Value Opportunities Fund I Class for all assets of TCW Relative Value Small Cap Fund I Class and issuance of TCW Value Opportunities Fund I Class shares in exchange for all of the outstanding shares of TCW Relative Value Small Cap Fund I Class.

(6)

Acquisition by TCW Value Opportunities Fund N Class for all assets of TCW Relative Value Small Cap Fund N Class and issuance of TCW Value Opportunities Fund N Class shares in exchange for all of the outstanding shares of TCW Relative Value Small Cap Fund N Class.

SAI-4

COMBINED TCW VALUE OPPORTUNITIES FUND

PRO FORMA

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE TWELVE MONTHS ENDED APRIL 30, 2011

	TCW Relative Value Small Cap Fund	TCW Value Opportunities Fund	Pro Forma Adjustment		Pro Forma Combined
		Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	283	4,136	—		4,419
Interest	—	1	—		1

Total	283	4,137	—		4,420

Expenses:
Management Fees	199	2,015	(25	)(2)	2,189
Accounting Services Fees	7	43	(3	)(3)	47
Administration Fees	15	46	(8	)(3)	53
Transfer Agent Fees:					—
I Class	10	113	(6	)(3)	117
N Class	15	125	(6	)(3)	134
Custodian Fees	14	35	(4	)(3)	45
Professional Fees	30	36	(30	)(3)	36
Directors’ Fees and Expenses	22	22	(22	)(3)	22
Registration Fees:					—
I Class	16	27	(16	)(3)	27
N Class	16	24	(16	)(3)	24
Distribution Fees:					—
N Class	31	153			184

SAI-5

Compliance Expense	—	(1)	8			8

Shareholder Reporting Expense	3		3			6

Other	16		105	(3	)(3)	118

Total	394		2,755	(139)		3,010

Less Expenses Borne by Investment Advisor:

I Class	27		—	(27	)(4)	—

N Class	67		47	(114	)(4)	—

Net Expenses	300		2,708	2		3,010

Net Investment Loss	(17)		1,429	(2)		1,410

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net Realized Gain on Investments	961		11,605			12,566

Change in Unrealized Appreciation on Investments	3,166		23,459			26,625

Net Realized and Unrealized Gain on Investments	4,127		35,064	—		39,191

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,110		36,493	(2)		40,601

(1)	Amount rounds to less than $1.
(2)	Management fee is expected to decrease due to lower fee charged by the Acquiring Fund.
(3)	Decrease due to the elimination of duplicative expenses by merging the funds.
(4)	After the merger, the combined fund is anticipated to have lower operating expenses.

SAI-6

COMBINED TCW VALUE OPPORTUNITIES FUND

PRO FORMA

PORTFOLIO OF INVESTMENTS

(UNAUDITED)

AS OF APRIL 30, 2011

Number of Shares					Cost			Market Value
TCW Relative Value Small Cap Fund	TCW Value Opport unities Fund	Pro Forma Combined	Common Stock	Footnote	TCW Relative Value Small Cap Fund	TCW Value Opport unities Fund	Pro Forma Combined	TCW Relative Value Small Cap Fund	TCW Value Opport unities Fund	Pro Forma Combined
			Aerospace & Defense
	254,793	254,793	Hexcel Corp	(1)	$—	$4,534,440	$4,534,440	$—	$5,485,693	$5,485,693
	65,113	65,113	Rockwell Collins Inc			3,331,051	3,331,051		4,108,630	4,108,630

			Total Aerospace & Defense		—	7,865,491	7,865,491	—	9,594,323	9,594,324

			Auto Components
1,350		1,350	Autoliv Inc		56,290		56,290	108,176		108,176
13,050		13,050	Dana Holding Corp	(1)	150,626		150,626	237,119		237,119
6,650		6,650	Tenneco Inc	(1)	137,365		137,365	307,297		307,297

			Total Auto Components		344,281	—	344,281	652,592	—	652,592

			Beverages
	94,860	94,860	Molson Coors Brewing Co - Class B		—	3,920,123	3,920,123	—	4,624,425	4,624,425

			Biotechnology
33,250		33,250	Exact Sciences Corp	(1)	167,435	—	167,435	266,333	—	266,333

			Building Products
11,100		11,100	NCI Building Systems Inc	(1)	146,894	—	146,894	137,418	—	137,418

			Capital Markets
27,289		27,289	Apollo Investment Corp		390,735		390,735	323,375		323,375
6,900		6,900	Calamos Asset Management Inc - Class A		108,795		108,795	112,263		112,263

SAI-7

16,850		16,850	Cohen & Steers Inc		456,895		456,895	530,101		530,101
6,865		6,865	E*TRADE Financial Corp	(1)	119,088		119,088	111,488		111,488
	195,110	195,110	Invesco Ltd			4,002,257	4,002,257		4,852,386	4,852,386
	327,071	327,071	Knight Capital Group Inc - Class A	(1)		4,461,411	4,461,411		4,487,414	4,487,414
2,750		2,750	Lazard Ltd - Class A		108,718		108,718	112,750		112,750
	75,950	75,950	Northern Trust Corp			3,905,744	3,905,744		3,796,741	3,796,741
8,800		8,800	Piper Jaffray Cos	(1)	334,254		334,254	315,480		315,480

			Total Capital Markets		1,518,485	12,369,412	13,887,897	1,505,456	13,136,540	14,641,998

			Chemicals
1,350	44,000	45,350	Albemarle Corp		36,002	2,332,963	2,368,966	95,243	3,104,200	3,199,443
	75,700	75,700	Celanese Corp - Series A			2,881,202	2,881,202		3,778,944	3,778,944
	89,518	89,518	Cytec Industries Inc			3,901,506	3,901,506		5,252,916	5,252,916
	180,100	180,100	Ferro Corp	(1)		2,922,163	2,922,163		2,701,500	2,701,500
7,950		7,950	H.B. Fuller Co.		173,007		173,007	173,708		173,708
	68,290	68,290	International Flavors & Fragrances Inc			2,422,359	2,422,359		4,337,781	4,337,781
21,600		21,600	Polyone Corp	(1)	179,724		179,724	312,768		312,768

			Total Chemicals		388,733	14,460,193	14,848,926	581,719	19,175,341	19,757,060

			Commercial Banks
21,150		21,150	Boston Private Financial Holdings Inc		127,242		127,242	147,839		147,839
	123,070	123,070	Comerica Inc			4,734,340	4,734,340		4,668,045	4,668,045
	360,091	360,091	First Horizon National Corp	(1)		3,290,326	3,290,326		3,942,996	3,942,996
	441,645	441,645	Fulton Financial Corp			4,414,111	4,414,111		5,158,414	5,158,414
	458,545	458,545	KeyCorp			3,072,682	3,072,682		3,975,585	3,975,585
	1,533,138	1,533,138	Synovus Financial Corp			4,325,140	4,325,140		3,832,845	3,832,845

SAI-8

18,250	236,338	254,588	TCF Financial Corp		363,846	3,441,875	3,805,721	284,518	3,684,509	3,969,027

			Total Commercial Banks		491,088	23,278,474	23,769,562	432,356	25,262,395	25,694,751

			Commercial Services & Supplies
8,750		8,750	Corrections Corp of America	(1)	181,466		181,466	217,788		217,788
7,000		7,000	Tetra Tech Inc	(1)	123,343		123,343	165,340		165,340

			Total Commercial Services & Supplies		304,810	—	304,810	383,128	—	383,128

			Communications Equipment
20,150		20,150	Brocade Communications Systems Inc	(1)	114,947		114,947	125,938		125,938
	138,075	138,075	Ciena Corp	(1)		1,945,712	1,945,712		3,899,238	3,899,238
16,600		16,600	Ixia	(1)	183,061		183,061	271,244		271,244

			Total Communications Equipment		298,008	1,945,712	2,243,720	397,182	3,899,238	4,296,420

			Computers & Peripherals
14,850		14,850	Avid Technology Inc	(1)	224,977		224,977	275,913		275,913
35,450		35,450	Cray Inc	(1)	224,443		224,443	238,224		238,224
15,900		15,900	Intevac Inc	(1)	207,666		207,666	194,457		194,457
	158,600	158,600	QLogic Corp	(1)		2,330,420	2,330,420		2,851,628	2,851,628
	242,600	242,600	Seagate Technology PLC	(1)		3,379,627	3,379,627		4,274,612	4,274,612
20,000		20,000	Silicon Graphics International Corp	(1)	204,115		204,115	367,600		367,600
	102,100	102,100	Western Digital Corp	(1)		3,365,594	3,365,594		4,063,580	4,063,580

SAI-9

			Total Computers & Peripherals		861,201	9,075,641	9,936,842	1,076,194	11,189,820	12,266,014
			Construction & Engineering
1,200	74,695	75,895	Jacobs Engineering Group Inc	(1)	43,254	2,958,620	3,001,874	59,532	3,705,619	3,765,151
	157,700	157,700	Jarden Corp			5,108,562	5,108,562		5,738,703	5,738,703
13,800		13,800	Orion Marine Group Inc	(1)	228,333		228,333	142,554		142,554
1,850		1,850	Shaw Group Inc	(1)	63,849		63,849	71,965		71,965
12,775		12,775	Unitek Global Services Inc	(1)	118,048		118,048	121,235		121,235

			Total Construction & Engineering		453,484	8,067,182	8,520,666	395,286	9,444,322	9,839,608

			Containers & Packaging
2,950		2,950	Packaging Corp of America		68,913	—	68,913	84,164	—	84,164

			Diversified Financial Services
19,450		19,450	KKR Financial Holdings LLC		186,692	—	186,692	196,445	—	196,445

			Diversified Telecommunication Services
1,350		1,350	Hawaiian Telcom Holdco Inc	(1)	36,146		36,146	40,095		40,095
8,650		8,650	Neutral Tandem Inc	(1)	110,519		110,519	132,259		132,259

			Total Diversified Telecommunication Services		146,665	—	146,665	172,354	—	172,354

			Electric Utilities
	200,578	200,578	Hawaiian Electric Industries Inc		—	4,649,358	4,649,358	—	5,112,733	5,112,733

SAI-10

			Electrical Equipment
10,650		10,650	GrafTech International Ltd	(1)	110,720	—	110,720	247,080	—	247,080

			Electronic Equipment, Instruments & Components
	100,413	100,413	Agilent Technologies Inc	(1)		3,336,121	3,336,121		5,011,613	5,011,613
	102,138	102,138	Avnet Inc	(1)		2,897,694	2,897,694		3,709,652	3,709,652

			Total Electronic Equipment, Instruments & Components		—	6,233,815	6,233,815	—	8,721,265	8,721,265

			Energy Equipment & Services
	92,900	92,900	Cameron International Corp	(1)		1,198,199	1,198,199		4,897,688	4,897,688
25,600		25,600	Key Energy Services Inc	(1)	252,222		252,222	465,920		465,920
28,600		28,600	Newpark Resources Inc	(1)	165,916		165,916	258,258		258,258
2,800		2,800	Patterson-UTI Energy Inc		42,975		42,975	87,108		87,108
13,750		13,750	Pioneer Drilling Co	(1)	101,453		101,453	213,125		213,125
	206,675	206,675	Weatherford International Ltd	(1)		3,178,319	3,178,319		4,460,047	4,460,047

			Total Energy Equipment & Services		562,566	4,376,518	4,939,084	1,024,411	9,357,735	10,382,146

			Food Products
7,950		7,950	Hain Celestial Group Inc	(1)	175,829		175,829	270,380		270,380
6,850		6,850	Snyders-Lance Inc		153,608		153,608	135,288		135,288

			Total Food Products		329,437	—	329,437	405,668	—	405,668

			Food & Staples Retailing

SAI-11

	73,450	73,450	BJ’s Wholesale Club Inc	(1)		2,951,836	2,951,836		3,769,454	3,769,454
	160,700	160,700	Safeway Inc			3,558,367	3,558,367		3,906,617	3,906,617

			Total Food & Staples Retailing		—	6,510,203	6,510,203	—	7,676,071	7,676,071

			Health Care Equipment & Supplies
	48,125	48,125	Hologic Inc	(1)		1,060,823	1,060,823		1,059,713	1,059,713
16,500		16,500	Invacare Corp		394,348		394,348	542,850		542,850
15,850		15,850	Synovis Life Technologies Inc	(1)	219,774		219,774	323,182		323,182

			Total Health Care Equipment & Supplies		614,122	1,060,823	1,674,945	866,032	1,059,713	1,925,744

			Health Care Providers & Services
7,600		7,600	America Service Group Inc		128,002		128,002	196,080		196,080
3,300		3,300	Catalyst Health Solutions Inc	(1)	131,632		131,632	196,548		196,548
	46,800	46,800	Cigna Corp			2,053,893	2,053,893		2,191,644	2,191,644
	64,600	64,600	Coventry Health Care Inc	(1)		2,067,503	2,067,503		2,084,642	2,084,642
20,150		20,150	Kindred Healthcare Inc	(1)	317,512		317,512	508,183		508,183
12,650		12,650	Triple-S Management Corp - Class B	(1)	232,563		232,563	264,891		264,891

			Total Health Care Providers & Services		809,709	4,121,395	4,931,105	1,165,702	4,276,286	5,441,988

			Hotels, Restaurants & Leisure
9,300		9,300	California Pizza Kitchen Inc	(1)	150,785		150,785	148,800		148,800
	138,352	138,352	International Speedway Corp - Class A			3,874,383	3,874,383		4,233,571	4,233,571

SAI-12

17,100		17,100	Luby’s Inc	(1)	162,402		162,402	85,500		85,500
	101,598	101,598	Marriott International Inc - Class A			2,550,477	2,550,477		3,586,409	3,586,409
19,550		19,550	Pinnacle Entertainment Inc	(1)	228,182		228,182	271,354		271,354
6,000		6,000	Red Robin Gourmet Burgers Inc	(1)	127,551		127,551	163,140		163,140

			Total Hotels, Restaurants & Leisure		668,920	6,424,860	7,093,780	668,794	7,819,981	8,488,775

			Household Durables
	75,450	75,450	Fortune Brands Inc			3,584,807	3,584,807		4,910,286	4,910,286
25,500		25,500	Furniture Brands International Inc	(1)	111,931		111,931	123,420		123,420
1,800		1,800	Harman International Industries Inc	(1)	70,717		70,717	87,354		87,354
	59,038	59,038	JM Smucker Co			2,646,405	2,646,405		4,431,983	4,431,983
18,450		18,450	KB Home		265,427		265,427	217,895		217,895
6,600	147,380	153,980	Lennar Corp - Class A		93,711	2,193,841	2,287,552	125,334	2,798,746	2,924,080
8,155		8,155	Pulte Group Inc	(1)	92,688		92,688	66,300		66,300
5,450	119,025	124,475	Toll Brothers Inc	(1)	109,179	2,334,715	2,443,894	114,505	2,500,715	2,615,220

			Total Household Durables		743,653	10,759,768	11,503,421	734,808	14,641,730	15,376,538

			Household Products
	51,695	51,695	Energizer Holdings Inc	(1)	—	3,436,389	3,436,389	—	3,904,523	3,904,523

			Insurance
5,650		5,650	American Financial Group Inc		145,775		145,775	202,101		202,101
	41,298	41,298	Arch Capital Group Ltd	(1)		2,852,127	2,852,127		4,294,992	4,294,992
7,900		7,900	Assured Guaranty Ltd		154,563		154,563	134,300		134,300
12,997		12,997	Hilltop Holdings Inc	(1)	130,249		130,249	126,071		126,071

SAI-13

	142,770	142,770	Lincoln National Corp			4,255,668	4,255,668		4,458,707	4,458,707
19,600		19,600	MBIA Inc	(1)	148,377		148,377	202,272		202,272
12,300		12,300	Old Republic International Corp		160,829		160,829	155,841		155,841
	38,313	38,313	PartnerRe Ltd			2,171,663	2,171,663		3,078,833	3,078,833
	85,125	85,125	PG&E Corp			3,353,654	3,353,654		3,922,560	3,922,560
1,900		1,900	Reinsurance Group of America		88,237		88,237	120,270		120,270
	129,550	129,550	Willis Group Holdings Plc			4,628,629	4,628,629		5,353,006	5,353,006

			Total Insurance		828,030	17,261,741	18,089,771	940,855	21,108,098	22,048,953

			Internet Software & Services
	73,400	73,400	Digital River Inc	(1)	—	2,610,474	2,610,474	—	2,388,436	2,388,436

			Internet & Catalog Retail
	98,600	98,600	Expedia Inc		—	2,257,746	2,257,746	—	2,467,958	2,467,958

			IT Services
47,350		47,350	Global Cash Access Holdings Inc	(1)	162,834		162,834	156,255		156,255
26,700		26,700	PRGX Global Inc	(1)	165,794		165,794	209,328		209,328
9,885		9,885	Unisys Corp	(1)	348,000		348,000	293,387		293,387

			Total IT Services		676,628	—	676,628	658,970	—	658,970

			Leisure Equipment & Products
24,870		24,870	Callaway Golf Company		202,477		202,477	176,080		176,080
6,300		6,300	Pool Corp		147,099		147,099	190,638		190,638

			Total Leisure Equipment & Products		349,576	—	349,576	366,718	—	366,718

			Life Sciences Tools & Services
	93,163	93,163	Covance Inc		—	4,799,472	4,799,472	—	5,832,004	5,832,004

SAI-14

			Machinery
5,900		5,900	AGCO Corp	(1)	81,073		81,073	339,722		339,722
	75,113	75,113	Dover Corp			2,302,826	2,302,826		5,110,689	5,110,689
30,850		30,850	Federal Signal Corp		348,055		348,055	208,238		208,238
2,900		2,900	Gardner Denver Inc	(1)	126,415		126,415	250,589		250,589
3,650		3,650	Harsco Corp		114,892		114,892	129,940		129,940
	53,597	53,597	Joy Global Inc			2,716,706	2,716,706		5,410,617	5,410,617
	111,600	111,600	Kennametal Inc			2,811,657	2,811,657		4,711,752	4,711,752
	68,485	68,485	SPX Corp			3,369,428	3,369,428		5,920,528	5,920,528
14,650		14,650	Terex Corp	(1)	302,551		302,551	509,527		509,527
	79,328	79,328	WABCO Holdings Inc	(1)		3,186,750	3,186,750		5,858,373	5,858,373
8,750		8,750	Wabtec Corp		202,715		202,715	624,575		624,575

			Total Machinery		1,175,701	14,387,367	15,563,068	2,062,591	27,011,959	29,074,551

			Marine
6,500		6,500	Kirby Corp	(1)	157,520	—	157,520	369,070	—	369,070

			Media
23,400		23,400	Sinclair Broadcast Group A	(1)	164,741	—	164,741	268,866	—	268,866

			Metals & Mining
2,750		2,750	Allegheny Technologies Inc		129,013		129,013	198,000		198,000
18,450	256,325	274,775	Commercial Metals Co		278,849	4,826,644	5,105,493	309,222	4,296,007	4,605,229
8,500		8,500	Thompson Creek Metals Co Inc	(1)	123,348		123,348	104,805		104,805
11,000		11,000	Worthington Industries Inc		179,407		179,407	237,270		237,270

			Total Metals & Mining		710,617	4,826,644	5,537,261	849,297	4,296,007	5,145,304

			Multi-Utilities
17,000		17,000	Avista Corp		252,220		252,220	413,950		413,950

SAI-15

	80,253	80,253	Consolidated Edison Inc			3,285,544	3,285,544		4,182,786	4,182,786
12,100		12,100	Northwestern Corp		327,586		327,586	393,855		393,855
	170,390	170,390	Wisconsin Energy Corp			4,021,935	4,021,935		5,317,872	5,317,872

			Total Multi-Utilities		579,806	7,307,479	7,887,285	807,805	9,500,658	10,308,463

			Oil, Gas & Consumable Fuels
3,450		3,450	Arch Coal Inc		80,430		80,430	118,335		118,335
35,300		35,300	BPZ Resources Inc	(1)	159,015		159,015	168,028		168,028
	63,650	63,650	Consol Energy Inc			2,120,327	2,120,327		3,442,829	3,442,829
	233,700	233,700	Denbury Resources Inc	(1)		4,150,477	4,150,477		5,274,609	5,274,609
	60,380	60,380	Murphy Oil Corp			3,071,481	3,071,481		4,678,242	4,678,242
	199,013	199,013	Petrohawk Energy Corp	(1)		4,069,439	4,069,439		5,375,341	5,375,341
5,400		5,400	Petroleum Development Corp	(1)	177,181		177,181	215,028		215,028
9,850		9,850	Rex Energy Corp	(1)	111,137		111,137	126,376		126,376
	105,200	105,200	SandRidge Energy Inc	(1)		1,060,367	1,060,367		1,300,272	1,300,272
10,200		10,200	Tesoro Corp	(1)	163,150		163,150	276,624		276,624

			Total Oil, Gas & Consumable Fuels		690,913	14,472,091	15,163,004	904,391	20,071,293	20,975,684

			Paper & Forest Products
8,700		8,700	Glatfelter		122,434	—	122,434	118,320	—	118,320

			Pharmaceuticals
7,150		7,150	Mylan Inc	(1)	97,447	—	97,447	178,178	—	178,178

			Professional Services
3,200		3,200	Heidrick & Struggles International Inc		85,014		85,014	74,880		74,880
35,650		35,650	On Assignment Inc	(1)	205,635		205,635	391,081		391,081

SAI-16

10,500		10,500	SFN Group Inc	(1)	85,985		85,985	110,565		110,565
6,500		6,500	TrueBlue Inc	(1)	101,566		101,566	91,520		91,520

			Total Professional Services		478,199	—	478,199	668,046	—	668,046

			Real Estate Investment Trusts (REIT)
5,600		5,600	Agree Realty Corp		132,180		132,180	130,984		130,984
	31,213	31,213	Boston Properties Inc			2,370,887	2,370,887		3,262,695	3,262,695
	68,950	68,950	Digital Realty Trust Inc			3,763,608	3,763,608		4,160,443	4,160,443
	37,250	37,250	Federal Realty Investment Trust			2,684,551	2,684,551		3,261,610	3,261,610
4,500		4,500	Hatteras Financial Corp		123,550		123,550	127,845		127,845
	69,680	69,680	Health Care REIT Inc			3,024,935	3,024,935		3,746,694	3,746,694
	56,200	56,200	Home Properties Inc			3,019,491	3,019,491		3,563,080	3,563,080
	97,590	97,590	Kilroy Realty Corp			3,158,351	3,158,351		4,092,925	4,092,925
	115,075	115,075	Liberty Property Trust			3,549,971	3,549,971		4,047,188	4,047,188
25,550		25,550	Medical Properties Trust Inc		269,153		269,153	315,287		315,287
13,250		13,250	MFA Financial Inc		97,614		97,614	105,735		105,735
18,500		18,500	Redwood Trust Inc		409,665		409,665	292,855		292,855
	85,700	85,700	Regency Centers Corp			3,624,705	3,624,705		4,033,042	4,033,042

			Total Real Estate Investment Trusts (REIT)		1,032,162	25,196,499	26,228,661	972,706	30,167,677	31,140,383

			Real Estate Management & Development
11,250		11,250	FirstService Corp	(1)	267,379		267,379	429,581		429,581
1,900		1,900	Jones Lang Lasalle Inc		94,469		94,469	194,522		194,522

			Total Real Estate Management & Development		361,848	—	361,848	624,103	—	624,103

SAI-17

			Road & Rail
8,350		8,350	Con Way Inc		343,318		343,318	324,982		324,982
19,100		19,100	Saia Inc	(1)	271,674		271,674	317,060		317,060
22,700		22,700	USA Truck Inc	(1)	344,503		344,503	282,615		282,615
7,150		7,150	Vitran Corp Inc	(1)	91,792		91,792	111,469		111,469

			Total Road & Rail		1,051,287	—	1,051,287	1,036,126	—	1,036,126

			Semiconductors & Semiconductor Equipment
	99,538	99,538	Avago Technologies Ltd	(1)		1,617,787	1,617,787		3,330,541	3,330,541
	85,675	85,675	Broadcom Corp	(1)		2,211,360	2,211,360		3,014,047	3,014,047
39,274		39,274	Brooks Automation Inc	(1)	430,602		430,602	480,321		480,321
23,400		23,400	Fairchild Semiconductor International Inc	(1)	309,169		309,169	490,698		490,698
5,050		5,050	International Rectifier Corp	(1)	114,557		114,557	174,528		174,528
16,450		16,450	LSI Corp	(1)	88,707		88,707	120,579		120,579
112,350		112,350	Mattson Technology Inc	(1)	721,734		721,734	260,652		260,652
	93,758	93,758	Maxim Integrated Products Inc			2,108,388	2,108,388		2,563,344	2,563,344
10,650		10,650	Novellus Systems Inc	(1)	258,658		258,658	341,865		341,865

			Total Semiconductors & Semiconductor Equipment		1,923,427	5,937,535	7,860,962	1,868,643	8,907,932	10,776,575

			Software
17,150		17,150	Cadence Design Systems Inc	(1)	111,738	—	111,738	178,017	—	178,017

SAI-18

			Specialty Retail
3,950	247,763	251,713	American Eagle Outfitters		62,691	3,011,906	3,074,597	61,462	3,855,192	3,916,654
8,550		8,550	ANN Inc	(1)	138,438		138,438	266,846		266,846
6,350		6,350	Asbury Automotive Group	(1)	112,978		112,978	109,855		109,855
	171,263	171,263	Foot Locker Inc			2,197,862	2,197,862		3,685,580	3,685,580
5,600		5,600	GameStop Corp - Class A	(1)	126,929		126,929	143,808		143,808

			Total Specialty Retail		441,036	5,209,768	5,650,804	581,971	7,540,772	8,122,743

			Textiles, Apparel & Luxury Goods
54,100		54,100	Liz Claiborne Inc	(1)	364,205	—	364,205	340,289	—	340,289

			Thrifts & Mortgage Finance
	36,100	36,100	BankUnited Inc	(1)	—	987,592	987,592	—	1,014,049	1,014,049

			Transportation Infrastructure
10,000		10,000	Aegean Marine Petroleum Network Inc		99,113	—	99,113	86,400	—	86,400

			Total Common Stock		20,632,244	233,809,765	254,442,010	25,274,486	299,203,283	324,477,769

Principal Amount			Short Term Investments
$228,244	$7,859,365	$8,087,609	Repurchase Agreement, State Street Bank & Trust company, 0.01%, due 05/02/11		228,244	7,859,365	8,087,609	228,244	7,859,365	8,087,609

			Total Investments		$20,860,488	$241,669,131	$262,529,619	25,502,730	307,062,648	332,565,370

SAI-19

Excess of Other Assets over Liabilities	39,593	3,448,812	3,488,405

Net Assets	$25,542,323	$310,511,460	$336,053,783

Footnotes:

(1)	Non-income producing security.

SAI-20

Combined Value Opportunities Fund

Notes to Pro Form Financial Statements

(Unaudited)

Note 1 – Basis of Combination

The unaudited Pro Forma Combined Schedule of Investments, Pro Forma Combined Statements of Assets and Liabilities and Pro Forma Combined Statement of Operations reflect the accounts of the Relative Value Fund and Opportunities Fund (the “Funds”) at and for the twelve months ended April 30, 2011. These statements have been derived from the Funds’ books and records utilized in calculated daily net asset value at April 30, 2011.

The pro forma statements give effect to the proposed transfer of assets and assumption of liabilities of the Relative Value Fund in exchange for shares of the Opportunities Fund. In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods for the Relative Value Fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization.

The Pro Forma Combined Schedule of Investments, Pro Forma Combined Statements of Assets and Liabilities and Pro Forma Combined Statement of Operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price, as furnished by independent pricing services.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data

SAI-21

obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is

SAI-22

considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

The Funds had all investments at Level 1 and all short-term investments at Level 2 as of April 30, 2011.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the twelve months ended April 30, 2011.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities at April 30, 2011.

SAI-23